Interest Expense, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Interest Expense Net
Interest Expense, net

16. Interest Expense, net

Interest expense, net consists of the following:

	For three months ended September 30,		For nine months ended September 30,
(in thousands)	2021	2020	2021	2020

Related party interest expense	$-	$(661)	$-	$(1,868)
Contract asset interest expense	(90)	(90)	(268)	(268)
Interest income	4	7	13	23
Interest expense, net	$(86)	$(744)	$(255)	$(2,113)

Related party interest expense consists of interest expenses incurred under our Revolving Loan Agreement with Biofrontera AG.

Contract asset interest expense relates to the $1.7 million contract asset in connection with the $7.3 million start-up cost financing received from Maruho under the Cutanea acquisition share purchase agreement. The contract asset is amortized on a straight-line basis using a 6% interest rate over the financing arrangement contract term, which ends on December 31, 2023.

16. Interest Expense, net

Interest expense, net for the years ended December 31, 2019 and 2020 consists of:

	For years ended December 31,
(in thousands)	2019	2020
Related party interest expense	$(1,891)	$(2,539)
Contract asset interest expense	(268)	(358)
Interest income	25	28
Interest expense, net	$(2,134)	$(2,869)

Related party interest expense consists of interest expenses incurred under our Revolving Loan Agreement with Biofrontera AG.

Contract asset interest expense relates to the $1.7 million contract asset in connection with the $7.3 million start-up cost financing received from Maruho under the Cutanea acquisition share purchase agreement. The contract asset is amortized on a straight-line basis using a 6% interest rate over the financing arrangement contract term, which ends on December 31, 2023.